Property and Equipment, Net	12 Months Ended
Dec. 31, 2025
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET
6.	PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consisted of the following:

	As of December 31,
	2025	2024
Office and electric equipment	$223,628	$124,526
Leasehold improvement	128,162	120,629
Vehicle	23,027	21,673
Subtotal	374,817	266,828
Less: accumulated depreciation and amortization	(198,150)	(127,111)
Property and equipment, net	$176,667	$139,717

Depreciation and amortization expenses were $63,106, $59,875 and $47,057 for the years ended December 31, 2025, 2024 and 2023, respectively.

The Group did not record any impairment charge for the years ended December 31, 2025, 2024 and 2023.